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                            DEUTSCHE ASSET MANAGEMENT

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                                    WORLD MAP

                                  Mutual Fund
                                 Annual Report
                                December 31, 2000

                                     Premier

Equity 500 Index Fund
Formerly Equity 500 Index

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                                A MEMBER OF THE
                               DEUTSCHE BANK GROUP

Equity 500 Index Fund Premier
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ....................................  3

              EQUITY 500 INDEX FUND PREMIER

                 Statement of Assets and Liabilities ....................  7
                 Statement of Operations ................................  8
                 Statements of Changes in Net Assets ....................  9
                 Financial Highlights ................................... 10
                 Notes to Financial Statements .......................... 11
                 Report of Independent Accountants ...................... 13
                 TaxInformation ......................................... 13

              EQUITY 500 INDEX PORTFOLIO

                 Schedule of Portfolio Investments ...................... 14
                 Statement of Assets and Liabilities .................... 20
                 Statement of Operations ................................ 21
                 Statements of Changes in Net Assets .................... 22
                 Financial Highlights ................................... 23
                 Notes to Financial Statements .......................... 24
                 Report of Independent Accountants ...................... 26



                ------------------------------------------------
    The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
               ------------------------------------------------

--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Equity 500 Index Fund Premier (the 'Fund'), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
THE S&P 500 INDEX EXPERIENCED ITS BIGGEST ANNUAL DECLINE SINCE 1977 FOR THE 12 MONTHS ENDED DECEMBER 31, 2000, REGISTERING A LOSS OF 9.10%. EQUITY MARKET VOLATILITY REMAINED HIGH THROUGHOUT THE YEAR.
o Weakness in stock prices centered on the leaders of recent years, such as technology, communications and the Internet.
o    The  equity   market's   decline   largely   reflected  fears  of  economic
     overheating, higher energy prices and interest rates, and then, later in the year, concerns about profit growth and valuations in a slowing economic environment.
o At the same time, the US equities market shifted its focus from the narrow leadership seen previously toward opportunities in the broader market.
o Over the year, there was notable sector rotation into defensive stocks and away from cyclical stocks.
o Large-capitalization value-oriented stocks outperformed their growth counterparts by an impressive 16% for the annual period, a complete reversal from recent years.
o    Large cap stocks underperformed small- and mid-cap stocks.

DURING THE FIRST HALF OF THE YEAR, ONLY FOUR SECTORS -- ENERGY, HEALTH CARE, TECHNOLOGY, AND UTILITIES -- BETTERED THE S&P 500 INDEX'S SEMI-ANNUAL RETURN.
o In the first quarter, the S&P 500 Index gained 2.29%. At the lowest point of the quarter, on February 25, the Index was down 8% from the beginning of the year. In March, the Index rose 9.78%, registering the highest monthly gain in nine years.
o The Technology sector dominated the Index during the first quarter, although within the sector, the disparity in returns was significant. Intel Corp. and Cisco were the top positive contributors to the Index on a capitalization basis, while Microsoft, Lucent Technologies, Yahoo! and America Online were among the top negative contributors on a capitalization basis. One third of the stocks in this sector had a negative return.
o The S&P 500 Index posted a 2.66% decline for the second quarter of 2000, as virtually all major US equity indices were dragged down by weakness in the NASDAQ Composite. Health Care was the best performing S&P sector for the quarter.

THE SECOND HALF OF 2000 WAS ANOTHER VOLATILE PERIOD, WITH THE S&P 500 INDEX RECORDING A TOTAL RETURN OF - 8.72%.
o US equity markets were buffeted by significant global developments that muted initial market enthusiasm that the US interest rate cycle may have peaked. These included growing evidence of a US and global economic slowdown, rising oil prices and a radically weaker euro that began to hamper US exports to Europe.
o These events confirmed market worries of an earnings slowdown, as a number of blue-chip companies posted earnings warnings, further deteriorating market sentiment.
o Also weighing heavily on the equity markets was gridlock surrounding the presidential election.
o Exemplifying the defensive nature of the market, the best performing sectors early in the second half were Utilities, Financials, Capital Goods and Energy. The best performing sectors in the last months of the year were Basic Materials, Transportation and Health Care. The Technology sector continued to be the hardest hit throughout, followed by Communication Services.


 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2000
 (percentages are based on net assets of total investments in the Portfolio)

  General Electric Co.                             3.91%
  Exxon Mobil Corp.                                2.50
  Pfizer, Inc.                                     2.41
  Cisco Systems, Inc.                              2.28
  Citigroup                                        2.13
  Wal-Mart Stores, Inc.                            1.97
  Microsoft Corp.                                  1.92
  American International Group, Inc.               1.90
  Merck & Co., Inc.                                1.79
  Intel Corp.                                      1.68

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                                        3

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

o On a positive note, while the Federal Reserve Board disappointed the market in December by leaving interest rates unchanged, its indication that it was more concerned with economic weakness than inflation led the market to a small gain for the month.
o During the fourth quarter, there was tremendous activity involving 24 additions and deletions to the S&P 500 Index. These changes propelled the turnover count to 58 additions and deletions to the Index for the year, setting a new record for the S&P 500 Index.

INVESTMENT REVIEW
It is well worth noting that the Fund was ranked 29 out of 136 funds for the one-year period and 4 out of 49 funds for the five-year period ended December 31, 2000 by Lipper Inc. in the S&P 500 Index Funds Average.(4) The Fund was rated a 4-star Overall Morningstar Rating(TM) based on its risk-adjusted performance as of December 31, 2000, out of 4,164 domestic equity funds.*

 SECTOR ALLOCATION
 By Sectors as of December 31, 2000
 (percentages are based on market value of total investments in the Portfolio)

  Technology                                      21.82%
  Financials                                      17.34
  Healthcare                                      14.01
  Consumer Staples                                11.38
  CapitalGoods                                     8.96
  Consumer Cyclicals                               7.57
  Energy                                           6.41
  Communications Services                          5.46
  Utilities                                        3.98
  Basic Materials                                  2.39
  Transportation                                   0.68


----------------------------------------------------------------------------------------------------------------
                                                        CUMULATIVE                              AVERAGE ANNUAL
                                                     TOTAL RETURNS                               TOTAL RETURNS
   Periods ended           Past 1     Past 3     Past 5       Since     Past 1     Past 3     Past 5       Since
   December 31, 2000         year      years      years   inception       year      years      years   inception
----------------------------------------------------------------------------------------------------------------
 Equity 500 Index Fund
   Premier(1)
   (inception 12/31/92)     (9.22)%    41.13%    130.81%     253.67%     (9.22)%    12.17%     18.21%    17.10%
----------------------------------------------------------------------------------------------------------------
 S&P 500 Index(2)           (9.10)%    41.46%    131.98%     255.96%(5)  (9.10)%    12.26%     18.33%    17.20%(5)
----------------------------------------------------------------------------------------------------------------
Lipper S&P 500 Index
   Funds Average(3)         (9.57)%    39.45%    127.01%     245.05%(5)  (9.57)%    11.72%     17.82%    16.74%(5)


--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
* Morningstar(R) proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from the Fund's three-, five-, and ten-year (if applicable) average annual returns in excess of 90-day US Treasury-bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day US Treasury-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the Fund's three-, five- and ten-year (if applicable) risk-adjusted performance. The Fund received three stars for the three year period and four stars for the five year period and was rated among 4,164 and 2,542 domestic equity funds, respectively. The top
     10% of funds in a broad asset  class  receive  five  stars,  the next 22.5%
     receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The Fund was rated exclusively against US-domiciled funds. Ratings are for the Premier Class only; other classes may vary.
(2) "S&P 500(R)" is a trademark of The McGraw-HillCompanies,Inc. and has been licensed for use by the Fund's investment advisor.S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. Benchmark returns do not reflect expenses, which have been deducted from the Fund's return.
(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
(4) Lipper Inc. is a mutual fund performance monitor. Rankings are based on total returns and include all applicable fees and expenses.
(5)  Benchmark returns are for the period beginning December 31, 1992.

--------------------------------------------------------------------------------

Equity 500 Index Fund Premier

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

MANAGER OUTLOOK
Equity markets face a tug of war between the near-term prospect of continued weakness in economic activity and profits and the prospect of a rebound later this year and in 2002 if monetary easing kicks in. The rapidly deteriorating economic backdrop at the end of 2000, coupled with weakening financial market signals, prompted the Federal Reserve Board's aggressive 0.50% inter-meeting interest rate cut on January 3. If we are correct in our belief that real GDP will downshift further in early 2001 to a 1%-2% growth rate and that the Federal Reserve Board will cut interest rates by another 1.00% by mid-year, then equity markets may be close to discounting all the bad news and could begin to look ahead to better times. Historically, equity markets have often tended to regain traction within six months of the beginning of Federal Reserve Board easing cycles. We believe that economic activity will pick up late this year under the combined effects of lower interest rates, declining energy prices and improved financial market conditions. If the economy enters into actual recession, however, investors would likely have to lower their near-term sights and push out the date of eventual revival.

As an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of Equity 500 Index Fund Premier, and we look forward to continuing to serve your investment needs for many years to come.

/S/ JAMES A. CREIGHTON
    ------------------
James A. Creighton
Chief Investment Officer -- Global Indexing
EQUITY 500 INDEX PORTFOLIO
December 31, 2000


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                                        5

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


           Deutsche Eq. 500 Indx     S & P 500       Lipper S&P 500 Index
                 -- Premier         Daily Reinv         Funds Average
           ---------------------    -----------        ---------------
12/31/92          5,000,000          5,000,000            5,000,000
 6/30/93          5,245,500          5,243,745            5,229,275
12/31/93          5,492,000          5,503,935            5,476,985
 6/30/94          5,307,500          5,317,505            5,280,865
12/31/94          5,568,500          5,576,615            5,527,840
 6/30/95          6,694,000          6,703,760            6,626,985
12/31/95          7,661,500          7,672,175            7,567,015
 6/30/96          8,427,000          8,446,775            8,314,250
12/31/96          9,404,500          9,433,730            9,266,945
 6/30/97         11,334,500         11,378,495           11,150,525
12/31/97         12,530,000         12,581,135           12,304,095
 6/30/98         14,739,500         14,809,660           14,455,525
12/31/98         16,132,500         16,176,645           15,784,775
 6/30/99         18,097,000         18,179,620           17,694,300
12/31/99         19,480,500         19,580,600           19,028,435
 6/30/00         19,374,500         19,497,445           18,906,560
12/31/00         17,683,500         17,798,000           17,252,500

Average Annual Total Return for the Periods Ended December 31, 2000

One-Year (9.22)%  Three-Year 12.17%  Five-Year 18.21%  Since 12/31/92(1)  17.10%


--------------------------------------------------------------------------------
(1) The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.
Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Benchmark returns are for the period beginning December 31, 1992.

--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                          DECEMBER 31, 2000
                                                                          -----------------
ASSETS
   Investment in the Equity 500 Index Portfolio, at value ................   $2,232,661,634
   Receivable for shares of beneficial interest subscribed ...............       17,291,633
   Prepaid expenses and other ............................................           15,656
                                                                             --------------
Total assets .............................................................    2,249,968,923
                                                                             --------------
LIABILITIES
   Payable for shares of beneficial interest redeemed ....................       36,519,231
   Due to Bankers Trust ..................................................           66,734
   Accrued expenses and other ............................................           54,053
                                                                             --------------
Total liabilities ........................................................       36,640,018
                                                                             --------------
NET ASSETS ...............................................................   $2,213,328,905
                                                                             ==============
COMPOSITION OF NET ASSETS
   Paid-in capital .......................................................   $1,349,630,782
   Undistributed net investment income ...................................           79,223
   Accumulated net realized gain from investment and futures transactions         9,227,318
   Net unrealized appreciation on investments and futures contracts ......      854,391,582
                                                                             --------------
NET ASSETS ...............................................................   $2,213,328,905
                                                                             ==============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) ....................................       14,569,383
                                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ............................   $       151.92
                                                                             ==============


See Notes to Financial Statements.
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                                        7

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                      FOR THE YEAR ENDED
                                                                       DECEMBER 31, 2000
                                                                      ------------------
INVESTMENT INCOME
   Income allocated from the Equity 500 Index Portfolio, net ...........   $  30,963,186
                                                                           -------------
EXPENSES
   Administration and services fees ....................................       1,318,147
   Registration fees ...................................................         117,550
   Professional fees ...................................................          40,659
   Printing and shareholder reports ....................................           8,377
   Trustees fees .......................................................           6,265
   Miscellaneous .......................................................          11,148
                                                                           -------------
Total expenses .........................................................       1,502,146
Less: fee waivers or expense reimbursements ............................        (399,285)
                                                                           -------------
Net expenses ...........................................................       1,102,861
                                                                           -------------
NET INVESTMENT INCOME ..................................................      29,860,325
                                                                           -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain from investment transactions ......................     412,586,719
   Net realized loss from futures transactions .........................      (7,769,163)
   Net change in unrealized appreciation/depreciation on investments and
     futures contracts .................................................    (678,220,943)
                                                                           -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ..    (273,403,387)
                                                                           -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .............................   $(243,543,062)
                                                                           =============



See Notes to Financial Statements.
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                                        8

Equity 500 Index Fund Premier
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STATEMENTS OFCHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                                           2000               1999
                                                                ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ....................................   $    29,860,325    $    34,320,713
   Net realized gain (loss) from investment and
      futures transactions ..................................       404,817,556        (11,090,414)
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts ..................      (678,220,943)       463,357,905
                                                                ---------------    ---------------
Net increase (decrease) in net assets from operations .......      (243,543,062)       486,588,204
                                                                ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................................       (30,448,507)       (33,637,786)
   Net realized gain from investment and futures transactions      (199,325,860)              --
   In excess of net realized gain ...........................              --          (33,934,707)
                                                                ---------------    ---------------
Total distributions .........................................      (229,774,367)       (67,572,493)
                                                                ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds fromsales of shares .............................     1,053,181,125      1,675,906,671
   Dividend reinvestments ...................................       214,483,483         58,323,079
   Redemptions in-kind ......................................      (373,998,726)              --
   Cost of shares redeemed ..................................    (1,197,910,798)    (1,451,324,070)
                                                                ---------------    ---------------
Net increase (decrease) from capital transactions in shares
   of beneficial interest ...................................      (304,244,916)       282,905,680
                                                                ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....................      (777,562,345)       701,921,391
NET ASSETS
   Beginning of year ........................................     2,990,891,250      2,288,969,859
                                                                ---------------    ---------------
   End of year (including undistributed net investment
      income of $79,223 and $724,748, respectively) .........   $ 2,213,328,905    $ 2,990,891,250
                                                                ===============    ===============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated for Equity 500 Index Fund Premier.

                                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                       2000            1999            1998            1997            1996
                                                    -------         -------         -------         -------         -------
PER SHARE OPERATING PERFORMANCE:1
NET ASSET VALUE, BEGINNING OF YEAR .............    $184.50         $156.72         $125.63         $100.08        $  83.82
                                                    -------         -------         -------         -------         -------
INCOME FROMINVESTMENT OPERATIONS
   Net investment income .......................       2.03            2.26            2.05            2.04            1.98
   Net realized and unrealized gain
     (loss) on investments and
     futures contracts .........................     (18.33)          29.93           33.70           30.88           16.92
                                                    -------         -------         -------         -------         -------
Total from investment operations ...............     (16.30)          32.19           35.75           32.92           18.90
                                                    -------         -------         -------         -------         -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .......................      (2.07)          (2.22)          (2.05)          (2.01)          (1.98)
   Net realized gain from investment
     and futures transactions ..................     (14.21)             --           (2.61)          (5.36)          (0.66)
   In excess of net realized gain ..............         --           (2.19)             --              --              --
                                                    -------         -------         -------         -------         -------
Total distributions ............................     (16.28)          (4.41)          (4.66)          (7.37)          (2.64)
                                                    -------         -------         -------         -------         -------
NET ASSET VALUE, END OF YEAR ...................    $151.92         $184.50         $156.72         $125.63         $100.08
                                                    =======         =======         =======         =======         =======
TOTAL INVESTMENT RETURN ........................      (9.22)%         20.75%          28.72%          33.23%          22.75%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ............................ $2,213,329      $2,990,891      $2,288,970      $1,521,647      $1,218,455
   Ratios to average net assets:
     Net investment income .....................       1.14%           1.31%           1.48%           1.74%           2.20%
   Expenses after waivers, including
     expenses of the Equity 500
     Index Portfolio ...........................       0.10%(2)        0.10%           0.10%(3)        0.10%           0.10%
   Expenses before waivers, including
     expenses of the Equity 500
     Index Portfolio ...........................       0.12%           0.13%           0.17%           0.21%           0.21%

--------------------------------------------------------------------------------
(1) Per share amounts for the years ended December 31, 1996 through December 31, 1997 have been restated to reflect a 1:6 reverse stock split effective September 4, 1997.
(2) Effective March 15, 2000, Bankers Trust contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
(3) Effective May 6, 1998, Bankers Trust contractually agreed to limit its fees from the portfolio to the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
NOTES TOFINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. Equity 500 Index Fund Premier (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on December 31, 1992.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the 'Portfolio'). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 2000, the Fund's investment was approximately 31% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of December 31, 2000 have been primarily attributable to partnership tax allocations and the utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes, and have been reclassified to the following accounts:

 Undistributed          Accumulated
Net Investment         Net Realized             Paid-in
 Income (Loss)       Gains (Losses)             Capital
--------------       --------------        ------------
     $(57,343)       $(199,981,027)        $200,038,370

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to the fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and .10% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At December 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                      For the Year Ended            For the Year Ended
                       December 31, 2000             December 31, 1999
             ---------------------------   ---------------------------
                 Shares           Amount       Shares           Amount
             ----------  ---------------   ----------  ---------------
Sold          5,952,855  $ 1,053,181,125   10,038,332  $ 1,675,906,671
Reinvested    1,332,068      214,483,483      339,350       58,323,079
Redeemed     (8,925,944)  (1,571,909,524)  (8,773,216)  (1,451,324,070)
             ----------  ---------------   ----------  ---------------
Net increase
  (decrease) (1,641,021) $  (304,244,916)   1,604,466  $   282,905,680
             ==========  ===============   ==========  ===============

NOTE 4 -- SUBSEQUENT EVENT
On January 24, 2001, the Fund changed its name fromEquity 500 Index -- Premier Class to Equity 500 Index Fund Premier.

--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Institutional Funds and Shareholders of Equity 500 Index Fund Premier (formerly Equity 500 Index)

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Fund Premier (hereafter referred to as the 'Fund') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001





--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2000

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund hereby designates the following earned amount as 20% rate capital gain dividends for the fiscal year ended December 31, 2000, $225,540,052. The Fund's distributions to shareholders included $13.77 per share from long term capital gains, all of which is taxable at the 20% capital gains rate.

Of the ordinary distributions made during the fiscal year ended December 31, 2000, 83.36% qualifies for the dividends received deduction available to corporate shareholders.

Of the net investment income distributions made during the fiscal year ended December 31, 2000, 0.67% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000


      SHARES  SECURITY                           VALUE
      ------  --------                           -----
              INVESTMENTS IN UNAFFILIATED ISSUERS
              COMMON STOCKS -- 97.44%
     908,406  Abbott Laboratories ......  $ 44,000,916
      58,459  Adaptec, Inc.(1) .........       599,205
     455,206  ADC Telecommunications,
               Inc.(1) .................     8,250,609
     141,127  Adobe Systems, Inc. ......     8,211,827
      19,960  Adolph Coors Co. --
               Class B .................     1,603,037
     184,053  Advanced Micro Devices,
               Inc.(1) .................     2,542,232
     270,021  AES Corp.(1) .............    14,952,413
      81,560  Aetna, Inc. New(1) .......     3,349,057
     155,762  Aflac, Inc. ..............    11,244,069
     266,614  Agilent Technologies(1) ..    14,597,116
     134,701  Air Products and Chemicals,
               Inc. ....................     5,522,741
      32,831  Alberto-Culver Co.
               -- Class B ..............     1,405,577
     247,805  Albertson's, Inc. ........     6,566,832
     189,831  Alcan Aluminium Ltd. .....     6,489,847
     507,946  Alcoa, Inc. ..............    17,016,191
      65,526  Allegheny Energy, Inc. ...     3,157,534
      47,163  Allegheny Technologies ...       748,713
      77,832  Allergan, Inc. ...........     7,535,110
     115,574  Allied Waste Industries,
               Inc.(1) .................     1,683,046
     430,419  Allstate Corp. ...........    18,750,128
     183,619  Alltel Corp. .............    11,464,711
     232,746  Altera Corp.(1) ..........     6,124,129
     138,125  ALZA Corp.(1) ............     5,870,312
      62,519  Ambac Financial Group ....     3,645,639
      52,906  Amerada Hess Corp. .......     3,865,445
      81,418  Ameren Corp. .............     3,770,671
   1,371,794  America Online, Inc.(1) ..    47,738,431
     189,889  American Electric Power Co.    8,829,838
     782,299  American Express Co. .....    42,977,551
     147,656  American General Corp. ...    12,033,964
      37,382  American Greetings Corp.
               -- Class A ..............       352,793
     770,520  American Home Products Corp.  48,966,546
   1,367,297  American International
               Group, Inc. .............   134,764,211
     114,329  American Power Conversion
               Corp.(1) ................     1,414,821
     607,466  Amgen, Inc.(1) ...........    38,839,857
      89,012  AMR Corp.(1) .............     3,488,158
     222,508  Amsouth Bancorp ..........     3,393,247
     144,961  Anadarko Petroleum Corp. .    10,303,828
     210,037  Analog Devices, Inc.(1) ..    10,751,269
      48,883  Andrew Corp.(1) ..........     1,063,205
     581,330  Anheuser Busch Cos., Inc.     26,450,515
     151,775  AON Corp. ................     5,198,294
      72,663  Apache Corp. .............     5,090,951
     191,134  Apple Computer, Inc.(1) ..     2,843,118
     124,116  Applera Corp. -- Applied
               Biosystems Group ........    11,674,661
     476,342  Applied Materials, Inc.(1)    18,190,310
     175,100  Applied Micro Circuits
               Corp.(1) ................    13,140,707
     371,826  Archer-Daniels-Midland Co.     5,577,390
      41,037  Ashland, Inc. ............     1,472,818




      SHARES  SECURITY                           VALUE
      ------  --------                           -----
   2,210,866  AT&T Corp. ...............  $ 38,275,618
      33,841  Autodesk, Inc. ...........       911,592
     370,593  Automatic Data Processing,
               Inc. ....................    23,463,169
      74,822  Autozone, Inc.(1) ........     2,132,427
     163,838  Avaya, Inc.(1) ...........     1,689,579
      64,801  Avery Dennison Corp. .....     3,555,955
     139,814  Avon Products, Inc. ......     6,693,595
     196,659  Baker Hughes, Inc. .......     8,173,640
      15,695  Ball Corp. ...............       722,951
     956,388  Bank of America Corp. ....    43,874,299
     435,432  Bank of New York Co., Inc.    24,030,403
     680,184  Bank One Corp. ...........    24,911,739
     232,452  Barrick Gold Corp. .......     3,807,564
      31,490  Bausch & Lomb, Inc. ......     1,273,377
     172,838  Baxter International, Inc.    15,263,756
     233,744  BB&T Corp. ...............     8,721,573
      62,632  Bear Stearns Cos., Inc. ..     3,174,659
     148,887  Becton, Dickinson & Co. ..     5,155,212
     166,221  Bed, Bath & Beyond, Inc.(1)    3,719,195
   1,099,832  BellSouth Corp. ..........    45,024,372
      29,908  Bemis Co., Inc. ..........     1,003,787
     121,926  Best Buy, Inc.(1) ........     3,604,437
      87,827  Biogen, Inc.(1) ..........     5,275,109
     104,872  Biomet, Inc. .............     4,162,107
      49,537  Black & Decker Corp. .....     1,944,327
     144,247  BMC Software, Inc.(1) ....     2,019,458
     523,034  Boeing Co. ...............    34,520,244
      32,650  Boise Cascade Corp. ......     1,097,856
     238,557  Boston Scientific Corp.(1)     3,265,249
      14,516  Briggs & Stratton Corp. ..       644,147
   1,149,054  Bristol-Myers Squibb Co. .    84,958,180
     138,100  Broadcom Corp. -- Class A(1)  11,669,450
     158,056  BroadVision, Inc.(1) .....     1,867,036
      29,371  Brown-Forman Corp.
               -- Class B ..............     1,953,171
      52,177  Brunswick Corp. ..........       857,659
     232,509  Burlington Northern
               Santa Fe Corp. ..........     6,582,911
     127,718  Burlington Resources, Inc.     6,449,759
      30,045  C.R. Bard, Inc. ..........     1,398,970
     108,475  Cabletron Systems, Inc.(1)     1,633,905
     162,413  Calpine Corp.(1) .........     7,318,736
     247,305  Campbell Soup Co. ........     8,562,936
     116,790  Capital One Financial Corp.    7,686,242
     164,524  Cardinal Health, Inc. ....    16,390,703
     347,200  Carnival Corp. -- Class A     10,698,100
     204,487  Caterpillar, Inc. ........     9,674,791
     431,246  Cendant Corp.(1) .........     4,150,743
      34,011  Centex Corp. .............     1,277,538
      82,097  Centurytel, Inc. .........     2,934,968
      85,547  Ceridian Corp.(1) ........     1,705,593
     812,538  Charles Schwab Corp. .....    23,055,766
     123,153  Charter One Financial, Inc.    3,556,043
     377,614  Chevron Corp. ............    31,884,782


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
     106,491  Chiron Corp.(1) ..........  $  4,738,849
     103,109  Chubb Corp. ..............     8,918,928
      90,179  CIGNA Corp. ..............    11,930,682
      95,548  Cincinnati Financial Corp.     3,780,118
      94,377  Cinergy Corp. ............     3,314,992
     120,711  Circuit City Stores, Inc.      1,388,176
   4,226,484  Cisco Systems, Inc.(1) ...   161,663,013
     157,403  CIT Group, Inc. -- Class A     3,167,735
   2,952,556  Citigroup ................   150,764,891
     108,845  Citrix Systems, Inc.(1) ..     2,449,012
     343,365  Clear Channel
               Communications, Inc.(1) .    16,631,742
     138,471  Clorox Co. ...............     4,915,720
      71,885  CMS Energy ...............     2,277,856
     126,420  Coastal Corp. ............    11,164,466
   1,456,231  Coca-Cola Co. ............    88,739,077
     245,365  Coca-Cola Enterprises, Inc.    4,661,935
     336,061  Colgate-Palmolive Co. ....    21,692,738
     530,127  Comcast Corp.
               -- Special Class A(1) ...    22,132,802
      92,573  Comerica, Inc. ...........     5,496,522
     998,568  Compaq Computer Corp. ....    15,028,448
     340,971  Computer Associates
               International, Inc. .....     6,648,934
      98,860  Computer Sciences Corp.(1)     5,943,957
     214,642  Compuware Corp.(1) .......     1,341,512
      96,971  Comverse Technology(1) ...    10,533,475
     313,250  ConAgra, Inc. ............     8,144,500
     133,766  Conexant Systems(1) ......     2,056,652
     365,914  Conoco, Inc.-- Class B ...    10,588,636
     191,020  Conseco, Inc. ............     2,519,076
     125,580  Consolidated Edison, Inc.      4,834,830
      65,442  Consolidated Stores Corp.(1)     695,321
      88,842  Constellation Energy Group,
               Inc. ....................     4,003,443
      90,562  Convergys Corp.(1) .......     4,103,591
      54,840  Cooper Industries, Inc. ..     2,519,212
      41,614  Cooper Tire & Rubber Co. .       442,149
     540,697  Corning, Inc. ............    28,555,560
     263,149  Costco Wholesale Corp.(1)     10,509,513
      65,291  Countrywide Credit
               Industries, Inc. ........     3,280,873
      35,776  Crane Co. ................     1,017,380
     128,192  CSX Corp. ................     3,324,980
      24,361  Cummins Engine Co., Inc. .       924,195
     230,121  CVS Corp. ................    13,792,877
      89,800  Dana Corp. ...............     1,375,062
      83,864  Danaher Corp. ............     5,734,201
      72,341  Darden Restaurants, Inc. .     1,654,800
     145,762  Deere & Co. ..............     6,677,722
   1,519,410  Dell Computer Corp.(1) ...    26,494,712
     333,860  Delphi Automotive Systems      3,755,925
      72,735  Delta Air Lines, Inc. ....     3,650,388
      42,610  Deluxe Corp. .............     1,076,755
      75,939  Devon Energy Corp. .......     4,630,001





      SHARES  SECURITY                           VALUE
      ------  --------                           -----
      55,537  Dillard Department Stores,
               Inc. -- Class A .........  $    656,031
     193,432  Dollar General Corp. .....     3,651,029
     141,015  Dominion Resources, Inc. .     9,448,005
     120,167  Dover Corp. ..............     4,874,274
     398,387  Dow Chemical Co. .........    14,590,924
      51,399  Dow Jones & Co., Inc. ....     2,910,468
      84,748  DTE Energy Co. ...........     3,299,875
     612,463  Du Pont (E.I.) de Nemours
               & Co. ...................    29,589,619
     217,071  Duke Power Co. ...........    18,505,303
     183,886  Dynegy, Inc. .............    10,309,109
      45,083  Eastman Chemical Co. .....     2,197,796
     176,589  Eastman Kodak Co. ........     6,953,192
      41,601  Eaton Corp. ..............     3,127,875
      74,564  Ecolab, Inc. .............     3,220,233
     193,515  Edison International, Inc.     3,023,672
     137,258  El Paso Energy Corp. .....     9,831,104
     274,654  Electronic Data Systems
               Corp. ...................    15,861,268
     662,650  Eli Lilly & Co. ..........    61,667,866
   1,284,952  EMC Corp.(1) .............    85,449,308
     250,822  Emerson Electric Co. .....    19,767,909
      75,061  Engelhard Corp. ..........     1,529,368
     439,171  Enron Corp. ..............    36,506,089
     131,840  Entergy Corp. ............     5,578,480
      69,748  EOG Resources, Inc. ......     3,814,344
      79,452  Equifax, Inc. ............     2,279,279
     187,605  Exelon Corp. .............    13,171,747
   2,042,015  Exxon Mobil Corp. ........   177,527,679
     592,433  Fannie Mae ...............    51,393,563
     119,042  Federated Department
               Stores, Inc.(1) .........     4,166,470
     184,734  Fedex Corp.(1) ...........     7,381,971
     271,816  Fifth Third Bancorp ......    16,241,006
     231,991  First Data Corp. .........    12,223,026
     576,415  First Union Corp. ........    16,031,542
     559,243  Firstar Corp. ............    13,002,400
     133,699  FirstEnergy Corp. ........     4,219,875
     532,325  Fleet Boston Financial Corp.  19,995,458
      45,690  Fluor Corp. New(1) .......     1,510,626
      17,850  FMC Corp.(1) .............     1,279,622
   1,103,102  Ford Motor Co. ...........    25,853,953
      51,966  Forest Laboratories, Inc.(1)   6,904,982
      90,970  Fortune Brands, Inc. .....     2,729,100
     104,433  FPL Group, Inc. ..........     7,493,068
     143,054  Franklin Resources, Inc. .     5,450,357
     409,208  Freddie Mac ..............    28,184,201
      87,223  Freeport-McMoRan Copper &
               Gold, Inc.-- Class B(1) .       746,847
     154,823  Gannett Co., Inc. ........     9,763,525
     498,998  Gap, Inc. ................    12,724,449
     190,157  Gateway Inc.(1) ..........     3,420,924
     117,444  General Dynamics Corp. ...     9,160,632
   5,779,513  General Electric Co. .....   277,055,404


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
     165,932  General Mills, Inc. ......  $  7,394,345
     332,877  General Motors Corp. .....    16,955,922
     106,494  Genuine Parts Co. ........     2,788,812
     133,253  Georgia-Pacific Corp. ....     4,147,500
     618,677  Gillette Co. .............    22,349,707
     526,823  Global Crossing Ltd.(1) ..     7,540,154
      92,927  Golden West Financial Corp.    6,272,572
      62,187  Goodrich (B.F.) Co. ......     2,262,052
      92,510  Goodyear Tire & Rubber Co.     2,126,805
      72,012  GPU, Inc. ................     2,650,942
      29,475  Great Lakes Chemical Corp.     1,096,102
     180,885  Guidant Corp.(1) .........     9,756,485
      55,592  H & R Block, Inc. ........     2,300,119
     203,680  H.J. Heinz Co. ...........     9,662,070
     261,752  Halliburton Co. ..........     9,488,510
      42,946  Harcourt General, Inc. ...     2,456,511
     178,266  Harley-Davidson, Inc. ....     7,086,073
      70,280  Harrah's Entertainment,
               Inc.(1) .................     1,853,635
     132,937  Hartford Financial Services
               Group, Inc. .............     9,388,676
     102,624  Hasbro, Inc. .............     1,090,380
     325,376  HCA Healthcare Co ........    14,319,798
     228,969  HEALTHSOUTH Corp.(1) .....     3,735,057
      63,103  Hercules, Inc. ...........     1,202,901
      79,897  Hershey Foods Corp. ......     5,143,369
   1,161,350  Hewlett-Packard Co. ......    36,655,109
     221,866  Hilton Hotels Corp. ......     2,329,593
   1,359,996  Home Depot, Inc. .........    62,134,817
     154,475  Homestake Mining Co. .....       646,864
     522,870  Honeywell International,
               Inc. ....................    24,738,287
     277,785  Household International,
               Inc. ....................    15,278,175
      98,516  Humana, Inc.(1) ..........     1,502,369
     148,874  Huntington Bancshares, Inc.    2,409,898
     179,572  Illinois Tool Works, Inc.     10,695,757
     172,449  IMS Health, Inc. .........     4,656,123
     105,457  Inco, Ltd.(1) ............     1,767,459
      94,665  Ingersoll-Rand Co. .......     3,964,097
   3,952,051  Intel Corp. ..............   118,808,533
   1,030,269  International Business
               Machines Corp. ..........    87,572,865
      57,647  International Flavors &
               Fragrances, Inc. ........     1,170,955
     283,684  International Paper Co. ..    11,577,853
     180,686  Interpublic Group of Cos.,
               Inc. ....................     7,690,448
     121,030  Intuit, Inc.(1) ..........     4,773,121
      49,887  ITT Industries ...........     1,933,121
     155,326  J.C. Penney Co., Inc. ....     1,689,170
     564,682  JDS Uniphase Corp.(1) ....    23,540,181
      61,084  Jefferson-Pilot Corp. ....     4,566,029
     816,358  Johnson & Johnson ........    85,768,612
      51,185  Johnson Controls, Inc. ...     2,661,620
     770,192  JPMorgan Chase &Co. ......    34,995,599
      25,149  Kaufman & Broad Home
               Corp.(1) ................       847,207



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
     238,236  Kellogg Co. ..............  $  6,253,695
      56,301  Kerr-McGee Corp. .........     3,768,648
     251,220  KeyCorp. .................     7,034,160
      74,465  Keyspan Corp. ............     3,155,454
     314,094  Kimberly Clark Corp. .....    22,203,305
      67,183  Kinder Morgan, Inc. ......     3,506,113
      99,200  King Pharmaceuticals,
               Inc.(1) .................     5,127,400
     109,246  KLA/Tencor Corp.(1) ......     3,680,225
     285,103  Kmart Corp.(1) ...........     1,514,610
      43,060  Knight-Ridder, Inc. ......     2,449,037
     195,018  Kohls Corp.(1) ...........    11,896,098
     483,836  Kroger Co.(1) ............    13,093,812
     116,904  Leggett & Platt, Inc. ....     2,213,870
     140,093  Lehman Brothers, Inc. ....     9,473,789
      74,764  Lexmark International Group,
               Inc. -- Class A(1) ......     3,312,980
     249,864  Limited, Inc. ............     4,263,305
     112,485  Lincoln National Corp. ...     5,321,947
     184,985  Linear Technology Corp. ..     8,555,556
      30,694  Liz Claiborne, Inc. ......     1,277,638
     255,441  Lockheed Martin Corp. ....     8,672,222
      58,268  Loews Corp. ..............     6,034,380
      21,976  Longs Drug Stores, Inc. ..       530,171
      61,882  Louisiana-Pacific Corp. ..       626,555
     224,866  Lowe's Cos., Inc. ........    10,006,537
     184,800  LSI Logic Corp.(1) .......     3,158,232
   1,963,560  Lucent Technologies, Inc.     26,508,060
      60,732  Manor Care, Inc.(1) ......     1,252,598
     144,601  Marriott International ...     6,109,392
     162,115  Marsh and McLennan Cos., Inc. 18,967,455
     262,079  Masco Corp. ..............     6,732,154
       6,853  Massey Energy Co. ........        87,376
     251,603  Mattel, Inc. .............     3,633,147
     166,889  Maxim Integrated Products,
               Inc.(1) .................     7,979,380
     175,391  May Department Stores Co.      5,744,055
      45,834  Maytag Corp. .............     1,481,011
      58,352  MBIA, Inc. ...............     4,325,342
     502,203  MBNA Corp. ...............    18,550,123
      36,869  McDermott International, Inc.    396,342
     771,588  McDonald's Corp. .........    26,233,992
     114,778  McGraw-Hill, Inc. ........     6,728,860
     168,476  McKesson HBOC, Inc. ......     6,046,604
      60,240  Mead Corp. ...............     1,890,030
     124,855  Medimmune Inc.(1) ........     5,954,023
     705,623  Medtronic, Inc. ..........    42,601,989
     287,214  Mellon Financial Corp. ...    14,127,339
   1,354,817  Merck & Co., Inc. ........   126,844,742
      47,548  Mercury Interactive Corp.(1)   4,291,207
      29,344  Meredith Corp. ...........       944,510
     475,720  Merrill Lynch & Co., Inc.     32,438,158
     448,970  Metlife, Inc. ............    15,713,950
      63,270  MGIC Investment Corp. ....     4,266,771
     333,181  Micron Technology, Inc.(1)    11,827,926


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
   3,131,366  Microsoft Corp.(1) .......  $135,823,000
      26,992  Millipore Corp. ..........     1,700,496
     231,606  Minnesota Mining &
               Manufacturing Co. .......    27,908,523
     114,834  Molex, Inc. ..............     4,076,607
      95,409  Moody's Corp. ............     2,450,819
     658,115  Morgan Stanley Dean Witter
               Discover & Co. ..........    52,155,614
      94,170  Morgan, (J.P.) & Co., Inc.    15,585,135
   1,284,390  Motorola, Inc. ...........    26,008,898
      87,552  Nabors Industries, Inc.(1)     5,178,701
     358,328  National City Corp. ......    10,301,930
     104,825  National Semiconductor
               Corp.(1) ................     2,109,603
      24,156  National Service Industries,
               Inc. ....................       620,507
      34,204  Navistar International
               Corp.(1) ................       895,717
      56,667  NCR Corp.(1) .............     2,783,766
     185,590  Network Appliance, Inc.(1)    11,921,258
      95,480  New York Times Co.
               -- Class A ..............     3,825,168
     156,704  Newell Rubbermaid, Inc. ..     3,565,016
      98,728  Newmont Mining Corp. .....     1,684,547
     447,355  Nextel Communications, Inc.
               -- Class A(1) ...........    11,072,036
      95,199  Niagara Mohawk Power Corp.(1)  1,588,633
      26,865  NICOR, Inc. ..............     1,160,232
     162,870  Nike, Inc. ...............     9,090,182
     119,812  NiSource, Inc. ...........     3,684,219
      27,312  NiSource -- Sail(1) ......        75,108
      75,736  Nordstrom, Inc. ..........     1,377,449
     226,723  Norfolk Southern Corp. ...     3,018,250
   1,820,069  Nortel Networks Corp. ....    58,355,962
     130,640  Northern Trust Corp. .....    10,655,325
      42,893  Northrop Grumman Corp. ...     3,560,119
     192,956  Novell, Inc.(1) ..........     1,006,989
      77,200  Novellus Systems, Inc.(1)      2,774,375
      45,703  Nucor Corp. ..............     1,813,838
     219,356  Occidental Petroleum Corp.     5,319,383
     174,951  Office Depot, Inc.(1) ....     1,246,526
      81,975  Old Kent Financial Corp. .     3,586,406
     103,932  Omnicom Group, Inc. ......     8,613,365
      17,204  Oneok, Inc. ..............       827,943
   3,286,965  Oracle Corp.(1) ..........    95,527,420
      45,091  Paccar, Inc. .............     2,220,732
      96,029  Pactiv Corp.(1) ..........     1,188,359
      74,829  Pall Corp. ...............     1,594,793
     332,494  Palm, Inc.(1) ............     9,413,736
     159,981  Parametric Technology
               Corp.(1) ................     2,149,745
      64,906  Parker-Hannifin Corp. ....     2,863,977
     218,595  Paychex, Inc. ............    10,629,182
      20,818  People's Energy Corp. ....       931,606
     166,411  Peoplesoft, Inc.(1) ......     6,188,409
     847,758  PepsiCo, Inc. ............    42,017,006
      29,484  Perkin Elmer, Inc. .......     3,095,820
   3,706,181  Pfizer, Inc. .............   170,484,326




      SHARES  SECURITY                           VALUE
      ------  --------                           -----
     229,063  PG&E Corp. ...............  $  4,581,260
     758,316  Pharmacia Corp. ..........    46,257,276
      46,189  Phelps Dodge Corp. .......     2,577,924
   1,360,155  Philip Morris Cos. .......    59,846,820
     151,015  Phillips Petroleum Co. ...     8,588,978
      50,342  Pinnacle West Capital Corp.    2,397,538
     148,259  Pitney Bowes, Inc. .......     4,911,079
     192,308  Placer Dome, Inc. ........     1,850,965
     170,149  PNC Bank Corp. ...........    12,431,511
      16,916  Potlatch Corp. ...........       567,743
      43,814  Power-One, Inc.(1) .......     1,722,438
      99,099  PPG Industries, Inc. .....     4,589,522
      85,880  PPL Corp. ................     3,880,703
      93,181  Praxair, Inc. ............     4,134,907
     765,668  Procter & Gamble Co. .....    60,057,084
     173,323  Progress Energy, Inc. ....     8,525,325
      43,565  Progressive Corporation of
               Ohio ....................     4,514,423
     169,258  Providian Financial Corp.      9,732,335
     126,702  Public Service Enterprise
               Group ...................     6,160,885
      22,799  Pulte Corp. ..............       961,833
      53,734  QLogic Corp.(1) ..........     4,137,518
      77,014  Quaker Oats Co. ..........     7,499,238
     439,454  Qualcomm, Inc.(1) ........    36,117,626
      67,736  Quintiles Transnational
               Corp.(1) ................     1,418,223
     975,445  Qwest Communications
               International, Inc.(1) ..    39,993,245
      71,677  R.R. Donnelley & Sons Co.      1,935,279
     109,136  Radioshack Corp. .........     4,672,385
     180,389  Ralston Purina Group .....     4,712,663
     202,334  Raytheon Co. -- Class B ..     6,285,000
      29,136  Reebok International Ltd.(1)     796,578
     130,718  Regions Financial Corp. ..     3,570,235
     173,978  Reliant Energy ...........     7,535,422
     104,297  Robert Half International,
               Inc.(1) .................     2,763,871
     107,728  Rockwell International Corp.   5,130,546
     128,624  Rohm & Haas Co. ..........     4,670,659
      55,973  Rowan Cos., Inc.(1) ......     1,511,271
   1,260,202  Royal Dutch Petroleum Co.     76,320,984
      35,146  Ryder Systems, Inc. ......       584,302
      75,988  Sabre Group Holdings, Inc.     3,276,983
      76,148  Safeco Corp. .............     2,503,366
     294,480  Safeway, Inc.(1) .........    18,405,000
      89,385  Sanmina Corp.(1) .........     6,849,126
      71,416  Sapient Corp.(1) .........       852,529
     472,387  Sara Lee Corp. ...........    11,603,006
   1,990,152  SBC Communications, Inc. .    95,029,758
     859,611  Schering-Plough Corp. ....    48,782,924
     337,099  Schlumberger Ltd. ........    26,946,851
      95,013  Scientific-Atlanta, Inc. .     3,093,861
      49,107  Sealed Air Corp.(1) ......     1,497,764
     196,698  Sears, Roebuck & Co. .....     6,835,256
     121,188  Sempra Energy ............     2,817,621
      94,318  Sherwin-Williams Co. .....     2,481,742


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
     252,236  Siebel Systems, Inc.(1) ..  $ 17,057,460
      45,353  Sigma Aldrich Corp. ......     1,782,940
      35,103  Snap-On Tools Corp. ......       978,496
     362,194  Solectron Corp.(1) .......    12,278,377
     385,195  Southern Co. .............    12,807,734
      99,581  Southtrust Corp ..........     4,051,702
     296,073  Southwest Airlines Co. ...     9,927,328
     524,905  Sprint Corp. .............    10,662,133
     547,512  Sprint PCS(1) ............    11,189,777
      50,034  St. Jude Medical, Inc.(1)      3,073,964
     128,599  St. Paul Cos., Inc. ......     6,984,533
      54,508  Stanley Works ............     1,699,968
     266,640  Staples, Inc.(1) .........     3,149,685
     110,967  Starbucks Corp.(1) .......     4,910,290
      91,831  Starwood Hotels & Resorts
               Worldwide, Inc. .........     3,237,043
      95,032  State Street Corp. .......    11,803,925
     130,608  Stilwell Financial, Inc. .     5,150,853
     114,999  Stryker Corp. ............     5,817,799
     103,247  Summit Bancorp ...........     3,942,745
   1,891,074  Sun Microsystems, Inc.(1)     52,713,688
      49,887  Sunoco, Inc. .............     1,680,568
     174,482  Suntrust Banks, Inc. .....    10,992,366
      77,679  SuperValu, Inc. ..........     1,077,796
      86,145  Symbol Technologies, Inc.      3,101,220
     168,147  Synovus Financial Corp. ..     4,529,460
     392,519  Sysco Corp. ..............    11,775,570
      71,197  T. Rowe Price Associates,
               Inc. ....................     3,009,186
     526,535  Target Corp. .............    16,980,754
      56,570  Tektronix, Inc. ..........     1,905,702
     241,717  Tellabs, Inc.(1) .........    13,657,011
      29,521  Temple Inland, Inc. ......     1,583,064
     187,026  Tenet Healthcare Corp. ...     8,310,968
     103,441  Teradyne, Inc.(1) ........     3,853,177
     323,108  Texaco, Inc. .............    20,073,085
   1,015,873  Texas Instruments, Inc. ..    48,126,983
      84,989  Textron, Inc. ............     3,951,989
     103,588  Thermo Electron Corp.(1) .     3,081,743
      34,021  Thomas & Betts Corp. .....       550,715
      85,647  Tiffany & Co. ............     2,708,586
     779,581  Time Warner, Inc. ........    40,725,311
      42,879  Timken Co. ...............       648,545
     165,166  TJX Cos., Inc. ...........     4,583,357
      74,146  Torchmark Corp. ..........     2,849,987
      84,963  Tosco Corp. ..............     2,883,432
     119,829  Toys 'R' Us, Inc.(1) .....     1,999,646
     125,151  Transocean Sedco .........     5,756,946
     177,504  Tribune Co. ..............     7,499,544
      87,467  Tricon Global Restaurants,
               Inc.(1) .................     2,886,411
      73,451  TRW, Inc. ................     2,846,226
      34,114  Tupperware Corp. .........       697,205



      SHARES  SECURITY                           VALUE
      ------  --------                           -----
     152,464  TXU Corp. ................  $  6,756,061
   1,029,336  Tyco International Ltd. ..    57,128,148
     443,351  US Bancorp ...............    12,940,307
     335,688  Unilever NV ..............    21,127,364
      79,360  Union Carbide Corp. ......     4,270,560
     144,274  Union Pacific Corp. ......     7,321,906
      80,027  Union Planters Corp. .....     2,860,965
     183,914  Unisys Corp.(1) ..........     2,689,742
     276,666  United Technologies Corp.     21,752,864
     187,264  Unitedhealth Group, Inc. .    11,493,328
     144,321  Unocal Corp. .............     5,583,419
     141,449  Unumprovident Corp. ......     3,801,442
      39,793  US Airways Group, Inc.(1)      1,614,104
      94,454  USA Education, Inc. ......     6,422,872
      95,590  UST, Inc. ................     2,682,494
      52,092  USX -- US Steel Group ....       937,656
     182,309  USX Marathon Group .......     5,059,075
      66,715  V.F. Corp. ...............     2,417,752
     228,957  Veritas Software Corp.(1)     20,033,738
   1,587,244  Verizon Communications, Inc.  79,560,606
     890,916  Viacom, Inc. -- Class B(1)    41,650,323
      78,722  Visteon Corp .............       905,303
     105,469  Vitesse Semiconductor
               Corp.(1) ................     5,833,754
      59,334  Vulcan Materials Co. .....     2,840,615
      55,204  W.W. Grainger, Inc. ......     2,014,946
     120,064  Wachovia Corp. ...........     6,978,720
   2,623,277  Wal-Mart Stores, Inc. ....   139,361,591
     594,866  Walgreen Co. .............    24,872,835
   1,228,147  Walt Disney Co. ..........    35,539,504
     316,704  Washington Mutual, Inc. ..    16,805,106
     365,058  Waste Management, Inc. ...    10,130,360
      61,489  Watson Pharmaceuticals(1)      3,147,468
      37,092  Wellpoint Health Networks,
               Inc.(1) .................     4,274,853
   1,004,256  Wells Fargo Co. ..........    55,924,506
      68,128  Wendy's International, Inc.    1,788,360
      59,798  Westvaco Corp. ...........     1,745,354
     129,507  Weyerhaeuser Co. .........     6,572,480
      43,267  Whirlpool Corp. ..........     2,063,295
      64,695  Willamette Industries, Inc.    3,036,622
     260,077  Williams Cos., Inc. ......    10,386,825
      82,785  Winn Dixie Stores, Inc. ..     1,603,959
      66,250  Wm. Wrigley, Jr. Co. .....     6,347,578
   1,698,938  Worldcom, Inc.(1) ........    23,785,132
      50,329  Worthington Industries, Inc.     405,778
     201,376  Xcel Energy, Inc. ........     5,852,490
     392,878  Xerox Corp. ..............     1,817,061
     193,594  Xilinx, Inc.(1) ..........     8,929,523
     326,198  Yahoo!, Inc.(1) ..........     9,842,005
                                         -------------
TOTAL COMMON STOCK
   (Cost $5,616,464,747)                 6,907,220,262
                                         -------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000



   PRINCIPAL
     AMOUNT/
      SHARES  SECURITY                           VALUE
   ---------  --------                           -----
              SHORT TERM INSTRUMENTS -- 0.11%
              US TREASURY BILL -- 0.11%
 $ 7,875,000   5.60%, 3/8/012 .......... $   7,791,330
                                         -------------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $7,791,330) ...................     7,791,330
                                         -------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $5,624,256,077) ............... 6,915,011,592
                                         ------------

              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES
              SHORT TERM INSTRUMENTS -- 1.50%
              MUTUAL FUND -- 1.50%
 106,429,032  Cash Management Fund
               Institutional ...........   106,429,032
                                         ------------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $106,429,032) .................   106,429,032
                                         ------------
TOTAL INVESTMENTS
   (Cost $5,730,685,109)      99.05%    $7,021,440,624
OTHER ASSETS IN EXCESS
   OF LIABILITIES              0.95         67,310,524
                             ------     --------------
NET ASSETS                   100.00%    $7,088,751,148
                             ======     ==============

-------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Held as collateral for futures contracts.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                               DECEMBER 31, 2000
                                                                               -----------------
ASSETS
   Investments in unaffiliated issuers, at value (cost $5,624,256,077) ........   $6,915,011,592
   Investments in affiliated investment companies, at value (cost $106,429,032)      106,429,032
                                                                                  --------------
Total investments, at value ...................................................    7,021,440,624
   Dividends and interest receivable ..........................................        6,541,822
   Receivable for shares of beneficial interest subscribed ....................        1,438,765
   Receivable for securities sold .............................................       76,097,690
   Prepaid expenses and other .................................................           78,321
                                                                                  --------------
Total assets ..................................................................    7,105,597,222
                                                                                  --------------
LIABILITIES
   Due to Bankers Trust .......................................................          271,879
   Payable for securities purchased ...........................................       13,119,484
   Payable for shares of beneficial interest redeemed .........................          859,732
   Variation margin payable on futures contracts ..............................        2,561,849
   Accrued expenses and other .................................................           33,130
                                                                                  --------------
Total liabilities .............................................................       16,846,074
                                                                                  --------------
NET ASSETS ....................................................................    7,088,751,148
                                                                                  ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................................    5,799,178,530
   Net unrealized appreciation on investments and futures contracts ...........    1,289,572,618
                                                                                  --------------
NET ASSETS ....................................................................   $7,088,751,148
                                                                                  ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                                  FOR THE YEAR ENDED
                                                                                   DECEMBER 31, 2000
                                                                                  ------------------
INVESTMENT INCOME
   Dividends from unaffiliated issuers (net of foreign taxes withheld of $390,847)   $    84,296,073
   Dividends from affiliated investment companies ................................         8,169,709
   Interest ......................................................................           677,103
                                                                                     ---------------
Total investment income ..........................................................        93,142,885
                                                                                     ---------------
EXPENSES
   Advisory fees .................................................................         4,136,851
   Administration and services fees ..............................................           100,992
   Professional fees .............................................................            75,549
   Trustees fees .................................................................             4,914
   Miscellaneous .................................................................            40,126
                                                                                     ---------------
Net expenses .....................................................................         4,358,432
                                                                                     ---------------
NET INVESTMENT INCOME ............................................................        88,784,453
                                                                                     ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain from investment transactions ................................     1,116,034,962
   Net realized loss from futures transactions ...................................       (24,009,643)
   Net change in unrealized appreciation/depreciation on investments
     and future contracts ........................................................    (1,858,819,425)
                                                                                     ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ............      (766,794,106)
                                                                                     ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................   $  (678,009,653)
                                                                                     ===============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OFCHANGES IN NET ASSETS

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                   2000               1999
                                                        ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................   $    88,784,453    $    92,907,589
   Net realized gain (loss) from investment and
      futures transactions ..........................     1,092,025,319        (26,748,772)
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts ..........    (1,858,819,425)     1,245,281,501
                                                        ---------------    ---------------
Net increase (decrease) in net assets from operations      (678,009,653)     1,311,440,318
                                                        ---------------    ---------------
CAPITAL TRANSACTIONS
   Proceeds from capital invested ...................     4,604,825,079      4,399,103,297
   Value of capital withdrawn .......................    (5,003,161,160)    (2,745,951,143)
                                                        ---------------    ---------------
Net increase (decrease) in net assets from capital
   transactions .....................................      (398,336,081)     1,653,152,154
                                                        ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............    (1,076,345,734)     2,964,592,472
NET ASSETS
   Beginning of year ................................     8,165,096,882      5,200,504,410
                                                        ---------------    ---------------
   End of year ......................................   $ 7,088,751,148    $ 8,165,096,882
                                                        ===============    ===============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for each period indicated for Equity 500 Index Portfolio.

                                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                       2000             1999           1998           1997           1996
                                                 ----------       ----------     ----------     ----------     ----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted)                              $7,088,751       $8,165,097     $5,200,504     $2,803,086     $1,925,224
   Ratios toaverage net assets:
     Net investment income                             1.18%            1.35%          1.50%          1.76%          2.20%
     Expenses after waivers                            0.06%(1)         0.08%          0.08%(2)       0.08%          0.10%
     Expenses before waivers                           0.06%            0.08%          0.10%          0.15%          0.15%
   Portfolio turnover rate                               28%              13%             4%            19%            15%

--------------------------------------------------------------------------------
(1) Effective March 15, 2000, Bankers Trust contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
(2) Effective May 6, 1998, Bankers Trust contractually agreed to limit its fees from the portfolio to the lesser of 0.005% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.

See Notes to Financial Statements.
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


Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Equity 500 Index Portfolio (the 'Portfolio'), is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and began operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the 'Trustees') to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio until the contracts are closed. The Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. The agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio. Effective March 15, 2000, Bankers Trust agreed to limit the total amount of annual operating expenses of the Portfolio to .05% under the agreement. Effective March 15, 2000, the expense limitation was reduced from .08% to .05%.

The Portfolio may invest in Cash Management Fund Institutional ('Cash Management'), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from Cash Management to the Portfolio for the year ended December 31, 2000 amounted to $8,169,709 and are included in dividend income.


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                                       24

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

At December 31, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 2000.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2000, were $2,066,955,668 and $2,375,941,540, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2000 was $5,845,338,595. The aggregate gross unrealized appreciation for all investments of December 31, 2000, was $1,886,423,953 and the aggregate gross unrealized depreciation for all investments was $710,321,924.

NOTE 4 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 2000 is as follows:

Type of                                                          Unrealized
Future      Expiration   Contracts   Position   Market Value   Depreciation
------      ----------   ---------   --------   ------------   ------------
S&P 500 Index    March
  Futures         2001         437       Long   $145,848,750   $(1,182,897)

At December 31, 2000, the Portfolio segregated securities with a value of approximately $7,791,330 to cover margin requirements on open futures contracts.

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                                       25

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Holders of Beneficial Interest of Equity 500 Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001

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                                       26

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210

or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche  Asset  Management  is the  marketing  name  in the  US for  the  asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown, Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Equity 500 Index Fund Premier                                   CUSIP #055924500
                                                                1681ANN (12/00)

Distributed by:
ICC Distributors, Inc.